FIRST FUNDS

Core Equity Portfolio

Capital Appreciation Portfolio

Supplement Dated May 20, 2005, to the

Prospectus Dated October 28, 2004

This supplement supersedes the Supplement dated May 18, 2005.

The following information supplements and should be read in conjunction with the information in the Portfolios’ Prospectus dated October 28, 2004.

1.

Effective May 3, 2005, all the information concerning the Core Equity and Capital Appreciation Portfolios in the “Annual Portfolio Operating Expenses” table, on page 16 of the Prospectus, is deleted in its entirety and replaced with the following:

Distribution

Total Portfolio

Net Portfolio

Management

(12b-1)

Other

operating

Fee

operating

fees4

fees

expenses

expenses

waivers

expenses

Core Equity

Class I

0.65%

0.00%

0.36%

1.01%

0.30%15

0.71%

Class A

0.65%

0.00%

0.61%

1.26%

0.30%15

0.96%

Class B

0.65%

1.00%

0.37%

2.02%

0.30%15

1.72%

Class C

0.65%

0.75%

0.62%

2.02%

0.30%15

1.72%

Capital Appreciation

Class I

0.83%

0.00%

0.42%

1.25%

0.125%16

1.125%

Class A

0.83%

0.00%

0.67%

1.50%

0.125%16

1.375%

Class B

0.83%

1.00%

0.42%

2.25%

0.125%16

2.125%

Class C

0.83%

0.75%

0.67%

2.25%

0.125%16

2.125%

2.

Effective May 3, 2005, all the information concerning the Core Equity and Capital Appreciation Portfolios in the “Example” table, on page 17 of the Prospectus, is deleted in its entirety and replaced with the following:

Assuming Redemption

Assuming No Redemption

At End of Period

At End of Period

1-Year

3-Years

5-Years

10-Years

1-Year

3-Years

5-Years

10-Years

Core Equity

Class I

$73

$292

$528

$1,208

$73

$292

$528

$1,208

Class A

$667

$924

$1,199

$1,984

$667

$924

$1,199

$1,984

Class B12

$675

$904

$1,260

$2,125

$175

$604

$1,060

$2,125

Class C

$275

$604

$1,060

$2,321

$175

$604

$1,060

$2,321

Capital Appreciation

Class I

$115

$384

$674

$1,499

$115

$384

$674

$1,499

Class A

$707

$1,010

$1,335

$2,250

$707

$1,010

$1,335

$2,250

Class B12

$716

$991

$1,393

$2,383

$216

$691

$1,193

$2,383

Class C

$316

$691

$1,193

$2,572

$216

$691

$1,193

$2,572

3.

The following two footnotes are inserted at the end of the footnotes to the “Fees and Expenses of the Portfolios” found on page 18 of the Prospectus.

15  Pursuant to a contractual agreement entered into May 3, 2005, between First Tennessee and the Trust, First Tennessee has agreed to waive 0.24% of its Management Fee and 0.06% of its co-administrative fee (which is part of the Portfolio’s Other Expenses) for an aggregate waiver of 0.30%.  This waiver may be discontinued at any time after June 30, 2006.

16  Pursuant to a contractual agreement entered into May 3, 2005, between First Tennessee and the Trust, First Tennessee has agreed to waive 0.10% of its Management Fee and 0.025% of its co-administrative fee (which is part of the Portfolio’s Other Expenses) for an aggregate waiver of 0.125%.  This waiver may be discontinued at any time after June 30, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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